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                          Morgan, Lewis & Bockius LLP
                              1800 M Street N.W.
                            Washington, D.C. 20036


July 3, 2001


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  Nuveen Flagship Multistate Trust II (File Nos. 333-14729 and 811-07755)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Flagship Multistate Trust II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the prospectuses dated June 28, 2001 for the Nuveen California and California Insured Municipal Bond Funds, Nuveen Massachusetts and Massachusetts Insured Municipal Bond Funds, and Connecticut, New Jersey, New York and New York Insured Municipal Bond Funds and the Statement of Additional Information also dated June 28, 2001 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Trust's Post-Effective Amendment No. 7 which was filed via EDGAR, June 28, 2001.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman